Other comprehensive income - Schedule of exchange differences included in other comprehensive income that may be reclassified to profit or loss, by currency (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Items that may be reclassified to profit or loss
Balance at beginning of year	€ (23,887)	€ (26,911)
Balance at end of year	(20,420)	(23,887)	€ (26,911)
Movement	(542)	(562)	(2,093)
Grupo Santander
Items that may be reclassified to profit or loss
Balance at beginning of year	(23,887)	(26,911)	(16,701)
Balance at end of year	(20,420)	(23,887)	(26,911)
Movement	3,467	3,024	(10,210)
From goodwill	496	167	(2,104)
From results	(173)	155	(254)
From net assets	3,144	2,702	(7,852)
Brazilian real | Grupo Santander
Items that may be reclassified to profit or loss
Balance at beginning of year	(15,913)	(16,032)	(10,704)
Balance at end of year	(14,199)	(15,913)	(16,032)
Movement	1,714	119	(5,328)
From goodwill	376	30	(1,280)
From results	(98)	19	(190)
From net assets	1,436	70	(3,858)
Pound sterling | Grupo Santander
Items that may be reclassified to profit or loss
Balance at beginning of year	(3,504)	(4,602)	(3,329)
Balance at end of year	(4,446)	(3,504)	(4,602)
Movement	(942)	1,098	(1,273)
From goodwill	(51)	41	(455)
From results	(67)	38	(4)
From net assets	(824)	1,019	(814)
Mexican peso | Grupo Santander
Items that may be reclassified to profit or loss
Balance at beginning of year	(2,012)	(2,393)	(1,547)
Balance at end of year	(1,132)	(2,012)	(2,393)
Movement	880	381	(846)
From goodwill	56	26	(59)
From results	18	29	(2)
From net assets	806	326	(785)
Argentine peso | Grupo Santander
Items that may be reclassified to profit or loss
Balance at beginning of year	(2,109)	(2,287)	(2,094)
Balance at end of year	(1,754)	(2,109)	(2,287)
Movement	355	178	(193)
From goodwill	0	0	0
From results	0	0	0
From net assets	355	178	(193)
Chilean peso | Grupo Santander
Items that may be reclassified to profit or loss
Balance at beginning of year	(1,852)	(1,450)	(1,181)
Balance at end of year	(1,605)	(1,852)	(1,450)
Movement	247	(402)	(269)
From goodwill	31	(55)	(18)
From results	5	(43)	15
From net assets	211	(304)	(266)
US dollar | Grupo Santander
Items that may be reclassified to profit or loss
Balance at beginning of year	2,775	1,253	2,833
Balance at end of year	4,062	2,775	1,253
Movement	1,287	1,522	(1,580)
From goodwill	102	125	(143)
From results	(24)	102	(58)
From net assets	1,209	1,295	(1,379)
Polish zloty | Grupo Santander
Items that may be reclassified to profit or loss
Balance at beginning of year	(678)	(638)	(249)
Balance at end of year	(776)	(678)	(638)
Movement	(98)	(40)	(389)
From goodwill	(21)	(9)	(133)
From results	0	(1)	(5)
From net assets	(77)	(30)	(251)
Other currencies | Grupo Santander
Items that may be reclassified to profit or loss
Balance at beginning of year	(594)	(762)	(430)
Balance at end of year	(570)	(594)	(762)
Movement	24	168	(332)
From goodwill	3	9	(16)
From results	(7)	11	(10)
From net assets	€ 28	€ 148	€ (306)